INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS
INTANGIBLE ASSETS

21.    INTANGIBLE ASSETS

Software
Thousand USD
COST
At January 1, 2016	239
Additions	40
Disposals	(32)
Exchange adjustments	5
At December 31, 2016	252
Additions	42
Disposals	(1)
Exchange adjustments	(12)
At December 31, 2017	281
Additions	10
Disposals	(8)
Exchange adjustments	2
At December 31, 2018	285
AMORTIZATION
At January 1, 2016	92
Charge for the year	71
Eliminated on disposals	(31)
Exchange adjustments	(2)
At December 31, 2016	130
Charge for the year	44
Eliminated on disposals	(1)
Exchange adjustments	(18)
At December 31, 2017	155
Charge for the year	52
Eliminated on disposals	(6)
Exchange adjustments	(1)
At December 31, 2018	200
CARRYING VALUES
At December 31, 2016	122
At December 31, 2017	126
At December 31, 2018	85

Most of the above intangible assets are software systems for solar park monitoring, which have finite useful lives. Such intangible assets are amortized on a straight-line basis over 5 years.